Inventories - Additional Information (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Inventories
Inventories recognized as an expense	$ 1,812,783	$ 1,584,013	$ 769,839
Cost of sales including depreciation	$ 142,336	$ 33,596	$ 29,870